CORPORATE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
CORPORATE INFORMATION [abstract]
Schedule of particulars of the principal subsidiaries at the end of the reporting period
Name of entity	Place of establishment	Nominal value of ordinary shares issued and paid-up/ registered capital	Percentage of equity attributable to the Group	Principal activities

Directly held subsidiaries:
CNOOC China Limited(1)	Tianjin, PRC	RMB20 billion	100%	Offshore petroleum and natural gas exploration, development, production and sales, and shale gas exploration in the PRC
China Offshore Oil (Singapore) International Pte Ltd	Singapore	SG$3 million	100%	Sales and marketing of petroleum and natural gas products outside the PRC
CNOOC International Limited	British Virgin Islands	US$20,000,000,002	100%	Investment holding
CNOOC Finance (2003) Limited	British Virgin Islands	US$1,000	100%	Bond issuance
CNOOC Finance (2011) Limited	British Virgin Islands	US$1,000	100%	Bond issuance
CNOOC Finance (2012) Limited	British Virgin Islands	US$1,000	100%	Bond issuance
CNOOC Finance (2013) Limited	British Virgin Islands	US$1,000	100%	Bond issuance
CEPR Limited (2)	Hong Kong, PRC	EUR1,000	100%	Investment holding

Indirectly held subsidiaries(3):

CNOOC Deepwater Development Limited(1) (4)	Zhuhai, PRC	RMB20.78 billion	100%	Deepwater and low-grade oil and gas fields exploitation in the PRC and exploration, development, production and sales of oil and gas in the oil and gas fields of South China Sea
China United Coalbed Methane Corporation Limited	Beijing, PRC	RMB1.311 billion	100%	Coalbed methane exploration and sales, Coalbed methane surface exploration, gas mineral prospecting, shallow gas development and utilization in the coalbed methane fields in the PRC
CNOOC Southeast Asia Limited	Bermuda	US$12,000	100%	Investment holding
CNOOC SES Ltd.	Malaysia	US$1	100%	Petroleum and natural gas exploration, development and production in Indonesia
CNOOC Muturi Limited	Isle of Man	US$7,780,770	100%	Petroleum and natural gas exploration, development and production in Indonesia
CNOOC NWS Private Limited	Singapore	SG$2	100%	Offshore petroleum and natural gas exploration, development and production in Australia
CNOOC Exploration & Production Nigeria Limited	Nigeria	NGN10 million	100%	Petroleum and natural gas exploration, development and production in Africa
CNOOC Iraq Limited	British Virgin Islands	US$1	100%	Providing services of petroleum and natural gas exploration and development in the Republic of Iraq

CNOOC Canada Energy Ltd.	Canada	100 common shares without a par value 103,000 preferred shares without a par value	100%	Oil sands exploration, development and production in Canada
CNOOC Uganda Ltd	Uganda	1 million Uganda Shilling	100%	Petroleum and natural gas exploration, development and production in Africa
CNOOC Petroleum North America ULC	Canada	13,671,421,700 common shares without a par value	100%	Petroleum and natural gas exploration, development and production in Canada
CNOOC Petroleum Europe Limited(5)	England and Wales	GBP98,009,131	100%	Petroleum and natural gas exploration, development and production in the UK
Nexen Petroleum Nigeria Limited	Nigeria	NGN30 million	100%	Petroleum and natural gas exploration, development and production in Nigeria
CNOOC Energy U.S.A. LLC	USA	N/A	100%	Petroleum and natural gas exploration, development and production in the USA
CNOOC Petroleum Offshore U.S.A. Inc. (6)	USA	US$15,830	100%	Petroleum and natural gas exploration, development and production in the USA
CNOOC Oil Sands Canada(4)	Canada	N/A	100%	Petroleum and natural gas exploration, development and production in Canada
CNOOC PETROLEUM BRASIL LTDA(7)	Brazil	R$6,778,134,300	100%	Petroleum and natural gas exploration, development and production in Brazil
CNOOC Finance (2014) ULC(8)	Canada	100 common shares without a par value	100%	Bond issuance
CNOOC Finance (2015) U.S.A. LLC	USA	N/A	100%	Bond Issuance
CNOOC Finance (2015) Australia Pty Ltd	Australia	US$1	100%	Bond Issuance

(1)	Registered as a wholly foreign owned enterprise under the PRC law.

(2)	CEPR Limited ("CEPR") was incorporated on May 31, 2019.

(3)

All subsidiaries are indirectly held through CNOOC International Limited, except CNOOC Deepwater Development Limited and China United Coalbed Methane Corporation Limited which are indirectly held through CNOOC China.

(4)	The registered capital of CNOOC Deepwater Development Limited increased from 20.3 billion to 20.78 billion on December 26, 2019.

(5)	Nexen Petroleum U.K. Limited changed its name to CNOOC Petroleum Europe Limited on January 14, 2019.

(6)	Nexen Petroleum Offshore U.S.A. Inc. changed its name to CNOOC Petroleum Offshore U.S.A. Inc. on January 1, 2019.

(7)	The registered capital of CNOOC PETROLEUM BRASIL LTDA increased from R$3,565,600,000 to R$6,778,134,300 on December 26, 2019.

(8)	CNOOC Nexen Finance (2014) ULC changed its name to CNOOC Finance (2014) ULC on June 25, 2019.